Securities Classified as Available-for-Sale with Unrealized Losses (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Schedule Of Trading Securities and Other Trading Assets [Line Items]
Fair value, Losses less than 12 Months	$ 134,731,768	$ 62,294,460
Fair Value, Losses 12 Months or More	5,674,287	9,661,441
Fair Value, Total	140,406,055	71,955,901
Gross Unrealized Losses, Losses less than 12 Months	2,502,401	461,761
Gross Unrealized Losses, Losses 12 Months or More	1,537,442	1,584,831
Gross Unrealized Losses, Total	4,039,843	2,046,592
Obligations of U.S. government agencies
Schedule Of Trading Securities and Other Trading Assets [Line Items]
Fair value, Losses less than 12 Months	2,989,255	4,975,580
Fair Value, Losses 12 Months or More	0	0
Fair Value, Total	2,989,255	4,975,580
Gross Unrealized Losses, Losses less than 12 Months	6,341	12,565
Gross Unrealized Losses, Losses 12 Months or More	0	0
Gross Unrealized Losses, Total	6,341	12,565
Tax-exempt and taxable obligations of states and municipal subdivisions
Schedule Of Trading Securities and Other Trading Assets [Line Items]
Fair value, Losses less than 12 Months	48,199,634	12,762,528
Fair Value, Losses 12 Months or More	0	3,049,129
Fair Value, Total	48,199,634	15,811,657
Gross Unrealized Losses, Losses less than 12 Months	1,183,186	50,055
Gross Unrealized Losses, Losses 12 Months or More	0	53,336
Gross Unrealized Losses, Total	1,183,186	103,391
Mortgage-backed securities
Schedule Of Trading Securities and Other Trading Assets [Line Items]
Fair value, Losses less than 12 Months	78,467,029	36,024,587
Fair Value, Losses 12 Months or More	1,905,698	2,507,036
Fair Value, Total	80,372,727	38,531,623
Gross Unrealized Losses, Losses less than 12 Months	1,294,942	370,514
Gross Unrealized Losses, Losses 12 Months or More	9,148	54,586
Gross Unrealized Losses, Total	1,304,090	425,100
Corporate obligations
Schedule Of Trading Securities and Other Trading Assets [Line Items]
Fair value, Losses less than 12 Months	5,075,850	8,531,765
Fair Value, Losses 12 Months or More	2,828,766	3,144,333
Fair Value, Total	7,904,616	11,676,098
Gross Unrealized Losses, Losses less than 12 Months	17,932	28,627
Gross Unrealized Losses, Losses 12 Months or More	1,212,634	1,182,369
Gross Unrealized Losses, Total	1,230,566	1,210,996
Other
Schedule Of Trading Securities and Other Trading Assets [Line Items]
Fair value, Losses less than 12 Months	0	0
Fair Value, Losses 12 Months or More	939,823	960,943
Fair Value, Total	939,823	960,943
Gross Unrealized Losses, Losses less than 12 Months	0	0
Gross Unrealized Losses, Losses 12 Months or More	315,660	294,540
Gross Unrealized Losses, Total	$ 315,660	$ 294,540